Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2020
Historic cost	731,878,806	589,477,457	190,100,694	133,582,436	116,586,690	70,566,940	31,942,579	1,864,135,602
Accumulated depreciation	(214,895,139)	(334,555,888)	(106,149,627)	(78,566,926)	-	(43,610,871)	(14,627,117)	(792,405,568)
Book Value	516,983,667	254,921,569	83,951,067	55,015,510	116,586,690	26,956,069	17,315,462	1,071,730,034

As of December 31, 2020
Additions	-	-	-	-	128,547,688	-	-	128,547,688
Additions for business combinations (cost)	1,987,806	31,370	5,491	-	-	5,320	706,387	2,736,374
Transfers	31,930,605	35,959,489	15,675,921	10,261,708	(101,990,034)	4,587,689	3,617,533	42,911
Conversion effect historic cost	(18,274,583)	(24,672,022)	(20,800,016)	(7,547,615)	(4,778,159)	(831,094)	(258,686)	(77,162,175)
Write off (cost)	(1,618,648)	(7,408,733)	(2,632,730)	(6,909,303)	-	(1,165,852)	-	(19,735,266)
Write off (depreciation)	1,610,774	7,065,230	2,635,188	6,408,229	-	1,047,262	-	18,766,683
Capitalized interests	-	-	-	-	1,087,157	-	-	1,087,157
Depreciation	(21,669,111)	(30,783,333)	(23,167,195)	(17,320,702)	-	(6,520,948)	(1,234,911)	(100,696,200)
Conversion effect depreciation	1,120,407	5,514,676	6,431,381	3,365,384	-	515,633	-	16,947,481
Others increase (decreased) (1)	9,794,697	16,680,477	11,294,693	3,405,872	1,441,195	305,613	(33,733)	42,888,814
Derecognition of assets due to right of use	(13,856)	(7,958)	(316,601)	(323,260)	-	(52,146)	-	(713,821)
Depreciation of disposals of assets for right of use	8,537	7,595	327,805	293,534	-	66,733	-	704,204
Impairment of the year (2)	(2,628,004)	-	-	-	-	-	-	(2,628,004)
Changes	2,248,624	2,386,791	(10,546,063)	(8,366,153)	24,307,847	(2,041,790)	2,796,590	10,785,846
Book Value	519,232,291	257,308,360	73,405,004	46,649,357	140,894,537	24,914,279	20,112,052	1,082,515,880

As of December 31, 2020
Historic cost	752,373,292	609,239,605	191,812,594	131,488,537	140,894,537	72,886,303	35,817,543	1,934,512,411
Accumulated depreciation	(233,141,001)	(351,931,245)	(118,407,590)	(84,839,180)	-	(47,972,024)	(15,705,491)	(851,996,531)
Book Value	519,232,291	257,308,360	73,405,004	46,649,357	140,894,537	24,914,279	20,112,052	1,082,515,880

As of December 31, 2021
Additions	-	-	-	-	164,454,035	-	-	164,454,035
Additions of historic cost by business combination	283,992	-	-	-	-	-	-	283,992
Transfers	14,213,714	64,659,471	15,762,049	12,104,204	(118,443,961)	8,224,711	3,479,812	-
Conversion effect historic cost	5,212,276	4,818,898	(727,586)	1,608,980	(204,892)	565,070	(40,060)	11,232,686
Write off (cost)	(693,074)	(10,879,482)	(22,952,129)	(1,079,938)	-	(426,969)	-	(36,031,592)
Write off (depreciation)	505,521	10,196,738	22,703,727	1,017,369	-	406,386	-	34,829,741
Capitalized interests	-	-	-	-	1,074,074	-	-	1,074,074
Depreciation	(23,360,994)	(36,646,717)	(26,493,558)	(17,016,861)	-	(8,141,332)	(1,718,025)	(113,377,487)
Conversion effect depreciation	(718,133)	(3,994,158)	(2,423)	(1,305,000)	-	(468,613)	-	(6,488,327)
Others increase (decreased) (1)	23,557,010	29,409,437	16,693,132	4,180,146	7,508,257	1,945,690	569,833	83,863,505
Divestitures (cost)	(3,814,205)	(4,192,074)	(5,339,148)	(223,669)	-	(330,318)	(1,344,042)	(15,243,456)
Divestitures (depreciation)	3,804,220	4,117,283	5,339,143	217,341	-	326,374	1,344,042	15,148,403
Changes	18,990,327	57,489,396	4,983,207	(497,428)	54,387,513	2,100,999	2,291,560	139,745,574
Book Value	538,222,618	314,797,756	78,388,211	46,151,929	195,282,050	27,015,278	22,403,612	1,222,261,454

As of December 31, 2021
Historic cost	790,813,382	691,181,931	194,726,856	147,793,572	195,282,050	83,225,686	38,465,102	2,141,488,579
Accumulated depreciation	(252,590,764)	(376,384,175)	(116,338,645)	(101,641,643)	-	(56,210,408)	(16,061,490)	(919,227,125)
Book Value	538,222,618	314,797,756	78,388,211	46,151,929	195,282,050	27,015,278	22,403,612	1,222,261,454
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	Corresponds to impairment of the Company, which was recorded in Other gains (losses) as of December 31, 2020.

Disclosure Land Balances [Text Block]	The balance of the land at the end of each year is as follow s :
	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Land	275,540,602	263,887,611
Total	275,540,602	263,887,611

Disclosure Of Detailed Information About Depreciation Recognised In Other Components Of Financial Statements [Text Block]
The depreciation for the year ended as of December 31, 2021 and 2020, recognized in net income and other assets is as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Recognized in net income (*)	112,558,965	99,803,814
Recognized in other assets	818,522	892,386
Total	113,377,487	100,696,200
(*) Includes ThCh $ 1,178,953 (ThCh $ 1,847,312 in 2020) of depreciation of agricultural assets (barrels), related to the cost of selling wine.